Stockholders Equity (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted	Weighted Average
	Number	Average	Grant Date
	of Options	Exercise Price	Fair Value
Outstanding at February 1, 2014	3,005,000	$0.34
Expired	(285,000)	$0.25
Granted	69,075,000	$0.13	$0.21

Outstanding at January 31, 2015	71,795,000	$0.14	$0.21
Expired	(110,000)	$0.25
Forfeited	(150,000)	$0.112
Granted	3,150,000	$0.12	$0.10

Outstanding at April 30, 2015	74,685,000	$0.14

Exercisable at April 30, 2015	18,515,000	$0.16

Exercisable at January 31, 2015	13,862,500	$0.17

		Weighted	Weighted Average
	Number	Average	Grant Date
	of Options	Exercise Price	Fair Value
Outstanding at February 1, 2013	1,885,000	$0.25
Granted	1,570,000	$0.50	$0.44
Cancelled	(450,000)	$0.50
Outstanding at January 31, 2014	3,005,000	$0.34
Expired	(285,000)	$0.25
Granted	69,075,000	$0.13	$0.21

Outstanding at January 31, 2015	71,795,000	$0.14	$0.21

Exercisable at January 31, 2015	13,862,500	$0.17

Exercisable at January 31, 2014	2,246,184	$0.38

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Exercise	Expiry	Number
Number	Price	Date	Vested
15,000	$0.25	July 25, 2015	15,000
250,000	$0.75	October 1, 2015	250,000
15,000	$0.25	December 19, 2015	15,000
150,000	$0.35	January 6, 2016	150,000
150,000	$0.55	January 6, 2016	150,000
200,000	$0.75	January 6, 2016	200,000
55,000	$0.25	April 1, 2016	55,000
600,000	$0.25	October 9, 2017	600,000
50,000	$0.25	February 1, 2018	50,000
150,000	$0.25	May 1, 2018	75,000
80,000	$0.25	April 1, 2019	80,000
1,000,000	$0.25	July 30, 2022	1,000,000
67,970,000	$0.128	June 6, 2024	15,875,000
1,000,000	$0.15	June 10, 2024	-
1,500,000	$0.128	February 3, 2025	-
1,500,000	$0.112	February 25, 2025	-

74,685,000			18,515,000

	Exercise	Expiry	Number
Number	Price	Date	Vested
20,000 *	$0.25	February 1, 2015	20,000
90,000 *	$0.25	February 14, 2015	90,000
15,000	$0.25	July 25, 2015	15,000
250,000	$0.75	October 1, 2015	250,000
15,000	$0.25	December 19, 2015	15,000
150,000	$0.35	January 6, 2016	150,000
150,000	$0.55	January 6, 2016	150,000
200,000	$0.75	January 6, 2016	200,000
55,000	$0.25	April 1, 2016	55,000
600,000	$0.25	October 9, 2017	600,000
50,000	$0.25	February 1, 2018	50,000
150,000	$0.25	May 1, 2018	75,000
80,000	$0.25	April 1, 2019	80,000
1,000,000	$0.25	July 30, 2022	1,000,000
67,970,000	$0.128	June 6, 2024	11,112,500
1,000,000	$0.15	June 10, 2024	-

71,795,000			13,862,500

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014
Expected term of stock option (years) (1)	6.36	2.14
Expected volatility (2)	125.14%	142.13%
Stock price at date of issuance	$0.13	$0.14
Risk-free interest rate	1.75%	0.53%
Dividend yields	0.00%	0.00%

	2015	2014
Expected term of stock option (years) (1)	6.54	1.48
Expected volatility (2)	110.84%	184.40%
Stock price at date of issuance	$0.13	$0.71
Risk-free interest rate	2.07%	0.18%
Dividend yields	0.00%	0.00%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Exercise	Expiry
Number	Price	Date
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
2,400,000	$0.15	April 4, 2019
44,164,332	$0.15	June 10, 2019
6,202,098	$0.075	June 10, 2019
8,255,867	$0.15	July 8, 2019
1,173,709	$0.075	July 8, 2019
985,000	$0.20	October 23, 2019

64,676,506

	Exercise	Expiry
Number	Price	Date
240,000	$0.25	April 7, 2015
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
2,400,000	$0.15	April 4, 2019
44,164,332	$0.15	June 10, 2019
6,202,098	$0.075	June 10, 2019
8,255,867	$0.15	July 8, 2019
1,173,709	$0.075	July 8, 2019
985,000	$0.20	October 23, 2019

65,140,946

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of		Weighted Average
	Warrants		Exercise Price
Outstanding at February 1, 2014	3,770,446		S 0.40
Cancelled	(600,000)		$0.50
Issued	63,181,006		$0.14
Expired	(1,210,506)		$0.64

Outstanding at January 31, 2015	65,140,946		$0.14
		$
Expired	(464,440)		0.36
Outstanding at April 30, 2015	64,676,506		$0.14

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at January 31, 2013	2,162,506	$0.47
Issued	1,609,940	$0.31
Outstanding at January 31, 2014	3,770,446	$0.40
Cancelled	(600,000)	$0.50
Issued	63,181,006	$0.14
Expired	(1,210,506)	$0.64

Outstanding at January 31, 2015	65,140,946	$0.14